Concentration Risks	12 Months Ended
Dec. 31, 2013
Concentration Risks [Text Block]	NOTE 11 – Concentration Risks For the year ended December 31, 2013, four customers accounted for 52% of revenue. For the year ended December 31, 2012, two customers accounted for 77% of revenue.